Submission	Feb. 24, 2025
Submission [Line Items]
Central Index Key	0001158463
Registrant Name	JETBLUE AIRWAYS CORP
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES